CONSOLIDATED BALANCE SHEETS (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current Assets:
Cash and equivalents	$ 89,498	$ 42,359	$ 78,034
Accounts receivable, net of allowance for doubtful accounts of $nil, $nil and $9,931 as of March 31, 2014, December 31, 2013 and 2012, respectively.	26,360	15,256	2,728
Notes receivable	226,828	226,828
Prepaid expenses and other current assets	46,821	25,764	31,053
Vehicles held for sale		77,390
Total Current Assets	389,507	387,597	111,815
Property and equipment, net of accumulated depreciation	383,688	405,218	41,093
Deferred finance costs, net	208,595	236,070	145,358
Other receivables	250,000	250,000
Other assets	96,295	78,795	11,900
Total Assets	1,328,085	1,357,680	310,166
Current Liabilities:
Accounts payable and accrued expenses	727,799	963,104	309,332
Accounts payable - related parties	389,031	552,416	164,893
Accrued compensation	824,280	134,387	9,887
Accrued interest	413,156	330,509	58,074
Accrued interest - related parties		1,502	458
Promissory notes		81,500	37,500
Promissory notes - related party		12,500	12,500
Notes payable		53,390	12,506
Advances from stockholders'	311	311	2,737
Deferred sale	450,000	450,000
Due from licensee	250,000	250,000
Convertible notes payable, net debt discount			339,579
Customer deposits			3,341
Total Current Liabilities	3,054,577	2,829,619	950,807
Long-term convertible notes payable, net of debt discount	3,418,826	3,404,492	1,575,589
Total Liabilities	6,473,403	6,234,111	2,526,396
Stockholders' Deficit
Preferred stock
Common stock	12,514	11,802	8,443
Additional paid in capital	3,961,443	3,028,545	79,186
Accumulated deficit	(9,119,275)	(7,916,778)	(2,303,859)
Total Stockholders' Deficit	(5,145,318)	(4,876,431)	(2,216,230)
Total Liabilities and Stockholders' Deficit	$ 1,328,085	$ 1,357,680	$ 310,166